Quarterly Holdings Report
for
Fidelity® OTC K6 Portfolio
October 31, 2025
OTC-K6-NPRT1-1225
1.9893894.106
Common Stocks - 97.8%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Australia Holdings Pty Ltd Class A (a)(b)(c)	700	1,152,347
BELGIUM - 0.4%
Health Care - 0.4%
Pharmaceuticals - 0.4%
UCB SA	48,900	12,541,120
BRAZIL - 0.2%
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
MercadoLibre Inc (c)	2,772	6,451,165
CANADA - 0.3%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Cenovus Energy Inc	11,994	202,672
Information Technology - 0.2%
IT Services - 0.2%
Shopify Inc Class A (United States) (c)	35,289	6,135,346
Materials - 0.1%
Metals & Mining - 0.1%
Franco-Nevada Corp (United States)	16,697	3,116,161
TOTAL CANADA		9,454,179
CHINA - 0.5%
Communication Services - 0.5%
Interactive Media & Services - 0.5%
Tencent Holdings Ltd ADR	172,327	14,022,248
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Alibaba Group Holding Ltd ADR	498	84,874
JD.com Inc A Shares	702	11,590
		96,464
TOTAL CHINA		14,118,712
DENMARK - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Ascendis Pharma A/S ADR (c)	21,117	4,257,187
FRANCE - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
GenSight Biologics SA (c)	15,383	2,472
JAPAN - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Disco Corp	7,900	2,623,457
KOREA (SOUTH) - 1.6%
Industrials - 0.2%
Aerospace & Defense - 0.2%
Hanwha Aerospace Co Ltd	11,660	7,986,748
Information Technology - 1.4%
Semiconductors & Semiconductor Equipment - 1.4%
SK Hynix Inc	99,410	38,880,393
TOTAL KOREA (SOUTH)		46,867,141
NETHERLANDS - 1.5%
Health Care - 1.3%
Biotechnology - 1.3%
Argenx SE ADR (c)	44,499	36,422,432
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
ASM International NV	4,300	2,785,494
ASML Holding NV depository receipt	196	207,609
BE Semiconductor Industries NV	28,200	4,797,698
		7,790,801
TOTAL NETHERLANDS		44,213,233
TAIWAN - 4.4%
Information Technology - 4.4%
Electronic Equipment, Instruments & Components - 1.2%
Chroma ATE Inc	246,000	6,546,039
Delta Electronics Inc	852,000	27,543,700
		34,089,739
Semiconductors & Semiconductor Equipment - 3.2%
Jentech Precision Industrial Co Ltd	55,000	3,806,290
Taiwan Semiconductor Manufacturing Co Ltd ADR	281,976	84,714,050
		88,520,340
TOTAL TAIWAN		122,610,079
THAILAND - 0.1%
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Fabrinet (c)	4,800	2,114,736
UNITED KINGDOM - 0.3%
Health Care - 0.3%
Pharmaceuticals - 0.3%
Astrazeneca PLC ADR	117,819	9,708,286
UNITED STATES - 88.3%
Communication Services - 22.1%
Entertainment - 3.0%
Electronic Arts Inc	169	33,810
Netflix Inc (c)	56,761	63,507,613
ROBLOX Corp Class A (c)	180,852	20,566,489
Take-Two Interactive Software Inc (c)	1,490	381,991
		84,489,903
Interactive Media & Services - 18.7%
Alphabet Inc Class A	953,018	267,979,132
Alphabet Inc Class C	391,716	110,393,403
Epic Games Inc (a)(b)(c)	5,200	3,803,956
Meta Platforms Inc Class A	170,135	110,307,027
Reddit Inc Class A (c)	199,461	41,677,376
Vimeo Inc Class A (c)	23,667	184,603
		534,345,497
Media - 0.0%
Charter Communications Inc Class A (c)	4,143	968,799
Wireless Telecommunication Services - 0.4%
T-Mobile US Inc	54,981	11,548,759
TOTAL COMMUNICATION SERVICES		631,352,958

Consumer Discretionary - 7.5%
Automobiles - 1.8%
Rivian Automotive Inc Class A (c)	1,178	15,985
Tesla Inc (c)	114,400	52,230,464
		52,246,449
Broadline Retail - 5.0%
Amazon.com Inc (c)	576,458	140,782,574
Contextlogic Holdings Inc	529	3,983
		140,786,557
Hotels, Restaurants & Leisure - 0.5%
Airbnb Inc Class A (c)	1,461	184,875
Domino's Pizza Inc	34,313	13,672,358
Marriott International Inc/MD Class A1	3,023	787,733
		14,644,966
Specialty Retail - 0.0%
ThredUp Inc Class A (c)	7,142	62,778
Textiles, Apparel & Luxury Goods - 0.2%
Figs Inc Class A (c)	3,743	27,922
Kontoor Brands Inc	454	36,738
Lululemon Athletica Inc (c)	8,369	1,427,249
NIKE Inc Class B	78,474	5,068,636
		6,560,545
TOTAL CONSUMER DISCRETIONARY		214,301,295

Consumer Staples - 0.6%
Beverages - 0.3%
Monster Beverage Corp (c)	144,415	9,651,254
Consumer Staples Distribution & Retail - 0.3%
Chobani Inc Class A (a)(b)(d)	302	1,345,819
Costco Wholesale Corp	6,888	6,278,068
		7,623,887
Food Products - 0.0%
Mondelez International Inc	13,621	782,663
Personal Care Products - 0.0%
Honest Co Inc/The (c)(e)	1,922	6,554
TOTAL CONSUMER STAPLES		18,064,358

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Diamondback Energy Inc	4,584	656,383
EOG Resources Inc	962	101,818
		758,201
Financials - 0.4%
Banks - 0.0%
Wintrust Financial Corp	2,977	387,069
Capital Markets - 0.1%
Coinbase Global Inc Class A (c)	9,696	3,333,291
Moody's Corp	437	209,891
S&P Global Inc	136	66,261
		3,609,443
Financial Services - 0.3%
Mastercard Inc Class A	15,265	8,426,127
TOTAL FINANCIALS		12,422,639

Health Care - 6.4%
Biotechnology - 3.3%
Alnylam Pharmaceuticals Inc (c)	122,112	55,687,956
Gilead Sciences Inc	134,736	16,140,025
GRAIL Inc (c)	503	46,241
Insmed Inc (c)	31,300	5,934,480
Ionis Pharmaceuticals Inc (c)	2,327	172,896
Legend Biotech Corp ADR (c)	384,724	12,465,058
Scholar Rock Holding Corp (c)	2,636	78,078
Soleno Therapeutics Inc (c)	51,498	3,458,606
Trevena Inc (c)	52	0
		93,983,340
Health Care Equipment & Supplies - 2.0%
Boston Scientific Corp (c)	220,640	22,222,861
Insulet Corp (c)	98,788	30,921,632
Intuitive Surgical Inc (c)	1,087	580,762
Neuronetics Inc (c)(e)	2,803	7,428
Outset Medical Inc (c)	201	2,637
Pulmonx Corp (c)	2,704	5,408
TransMedics Group Inc (c)	28,642	3,767,569
		57,508,297
Health Care Technology - 0.5%
Veeva Systems Inc Class A (c)	47,881	13,942,947
Life Sciences Tools & Services - 0.3%
10X Genomics Inc Class A (c)	64,471	879,384
Danaher Corp	35,164	7,573,623
Illumina Inc (c)	3,021	373,214
Seer Inc Class A (c)	37,019	81,812
Thermo Fisher Scientific Inc	1,717	974,209
		9,882,242
Pharmaceuticals - 0.3%
Crinetics Pharmaceuticals Inc (c)	199,566	8,681,121
Elanco Animal Health Inc (c)	6,421	142,225
TherapeuticsMD Inc (c)(e)	499	594
		8,823,940
TOTAL HEALTH CARE		184,140,766

Industrials - 1.8%
Aerospace & Defense - 0.1%
Anduril Industries Inc Class B (a)(b)	3,198	130,734
Anduril Industries Inc Class C (a)(b)	2	82
Space Exploration Technologies Corp (a)(b)(c)	2,372	502,864
Space Exploration Technologies Corp Class C (a)(b)(c)	6,928	1,468,736
		2,102,416
Commercial Services & Supplies - 0.0%
Veralto Corp	1,270	125,324
Construction & Engineering - 0.0%
Bowman Consulting Group Ltd (c)	7,606	329,264
Electrical Equipment - 1.1%
Fluence Energy Inc Class A (c)(e)	104,500	2,194,500
GE Vernova Inc	34,061	19,930,454
NEXTracker Inc Class A (c)	98,196	9,939,399
		32,064,353
Ground Transportation - 0.6%
CSX Corp	24,070	867,001
Uber Technologies Inc (c)	175,672	16,952,348
		17,819,349
Passenger Airlines - 0.0%
Wheels Up Experience Inc Class A (c)(e)	6,718	9,203
TOTAL INDUSTRIALS		52,449,909

Information Technology - 48.0%
Communications Equipment - 0.9%
Arista Networks Inc	110,298	17,392,892
Cisco Systems Inc	40,479	2,959,420
Lumentum Holdings Inc (c)	27,500	5,542,900
Motorola Solutions Inc	2,838	1,154,242
		27,049,454
Electronic Equipment, Instruments & Components - 0.4%
Coherent Corp (c)	55,100	7,270,996
Corning Inc	48,600	4,329,288
		11,600,284
IT Services - 0.2%
Twilio Inc Class A (c)	122	16,455
X.Ai Holdings Corp Class A (a)(b)	160,551	5,869,745
		5,886,200
Semiconductors & Semiconductor Equipment - 23.2%
Advanced Micro Devices Inc (c)	16,284	4,170,658
Applied Materials Inc	5,812	1,354,777
Astera Labs Inc (c)	4,101	765,575
Broadcom Inc	271,108	100,209,650
First Solar Inc (c)	29,800	7,954,812
Lam Research Corp	48,500	7,636,810
Marvell Technology Inc	416,218	39,016,275
Micron Technology Inc	171,195	38,308,305
NVIDIA Corp	2,294,382	464,589,412
Skyworks Solutions Inc	7,793	605,672
		664,611,946
Software - 12.4%
Adobe Inc (c)	1,003	341,331
Appfolio Inc Class A (c)	2,831	720,291
Autodesk Inc (c)	14,930	4,499,006
Cadence Design Systems Inc (c)	40,813	13,822,955
Circle Internet Group Inc (f)	132,998	16,888,086
Datadog Inc Class A (c)	64,807	10,551,228
Dynatrace Inc (c)	2,738	138,460
Figma Inc (f)	19,200	956,928
Figma Inc Class A (e)	6,496	323,761
Microsoft Corp	546,760	283,117,796
Palantir Technologies Inc Class A (c)	38,127	7,643,320
Stripe Inc Class B (a)(b)(c)	7,800	300,456
Synopsys Inc (c)	32,901	14,931,132
		354,234,750
Technology Hardware, Storage & Peripherals - 10.9%
Apple Inc	1,136,801	307,356,887
Sandisk Corp/DE	7,310	1,457,102
Western Digital Corp	21,929	3,293,955
		312,107,944
TOTAL INFORMATION TECHNOLOGY		1,375,490,578

Real Estate - 0.2%
Specialized REITs - 0.2%
Equinix Inc	6,877	5,818,011
Utilities - 1.3%
Electric Utilities - 0.9%
Constellation Energy Corp	26,532	10,002,564
NRG Energy Inc	83,977	14,432,287
		24,434,851
Independent Power and Renewable Electricity Producers - 0.4%
Vistra Corp	73,440	13,828,752
TOTAL UTILITIES		38,263,603

TOTAL UNITED STATES		2,533,062,318
TOTAL COMMON STOCKS (Cost $1,418,322,079)		2,809,176,432

Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Bytedance Ltd Series E1 (a)(b)(c)	6,135	1,586,511
UNITED STATES - 0.4%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Waymo LLC Series A2 (a)(b)(c)	2,467	183,693
Waymo LLC Series B2 (a)(b)(c)	15,200	1,167,816
Waymo LLC Series C2 (a)(b)(c)	43,612	3,793,372
		5,144,881
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (a)(b)(c)	300	76,488
TOTAL CONSUMER DISCRETIONARY		5,221,369

Financials - 0.0%
Financial Services - 0.0%
Tenstorrent Holdings Inc Series C1 (a)(b)(c)	6,595	521,005
Industrials - 0.2%
Aerospace & Defense - 0.2%
Anduril Industries Inc Series F (a)(b)(c)	120,963	4,944,967
Anduril Industries Inc Series G (a)(b)	30,200	1,234,576
		6,179,543
Information Technology - 0.0%
Software - 0.0%
Stripe Inc Series H (a)(b)(c)	24,206	932,415
TOTAL UNITED STATES		12,854,332
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $11,081,344)		14,440,843

Domestic Equity Funds - 0.4%
	Shares	Value ($)
Invesco QQQ Trust ETF (Cost $12,040,586)	19,200	12,078,144

Money Market Funds - 0.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.18	11,614,725	11,617,048
Fidelity Securities Lending Cash Central Fund (g)(h)	4.18	1,416,269	1,416,410
TOTAL MONEY MARKET FUNDS (Cost $13,033,458)			13,033,458

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $1,454,477,467)	2,848,728,877
NET OTHER ASSETS (LIABILITIES) - 0.8%	24,087,647
NET ASSETS - 100.0%	2,872,816,524

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Level 3 security.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $27,669,763 or 1.0% of net assets.

(c)	Non-income producing.
(d)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(e)	Security or a portion of the security is on loan at period end.
(f)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $17,845,014 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $6,570.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Anduril Industries Inc Class B	6/16/2025	130,743

Anduril Industries Inc Class C	6/16/2025	82

Anduril Industries Inc Series F	8/7/2024	2,629,324

Anduril Industries Inc Series G	4/17/2025	1,234,661

Bytedance Ltd Series E1	11/18/2020	672,238

Canva Australia Holdings Pty Ltd Class A	8/19/2025	1,152,298

Chobani Inc Class A	10/14/2025	1,345,819

Discord Inc Series I	9/15/2021	165,187

Epic Games Inc	7/13/2020 - 3/29/2021	4,292,000

Space Exploration Technologies Corp	7/1/2024 - 7/14/2025	479,460

Space Exploration Technologies Corp Class C	7/1/2024 - 7/14/2025	1,259,740

Stripe Inc Class B	5/18/2021	313,001

Stripe Inc Series H	3/15/2021 - 5/25/2023	971,266

Tenstorrent Holdings Inc Series C1	4/23/2021	392,144

Waymo LLC Series A2	5/8/2020	211,834

Waymo LLC Series B2	6/11/2021	1,394,174

Waymo LLC Series C2	10/18/2024	3,410,516

X.Ai Holdings Corp Class A	10/27/2021	5,743,370

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Circle Internet Group Inc	12/2/2025

Figma Inc	1/27/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,810,269	144,505,126	136,699,185	75,519	838	-	11,617,048	11,614,725	0.0%
Fidelity Securities Lending Cash Central Fund	3,001,594	49,411,421	50,996,605	5,852	-	-	1,416,410	1,416,269	0.0%
Total	6,811,863	193,916,547	187,695,790	81,371	838	-	13,033,458

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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